Lincoln Variable Insurance Products Trust

Lincoln iShares® Global Growth Allocation Fund

Standard Class

1300 South Clinton Street

Fort Wayne, Indiana 46802

Prospectus February 1, 2017

Lincoln iShares® Global Growth Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Lincoln iShares® Global Growth Allocation Fund

(Standard Class)

Summary

Investment Objective

The investment objective of the Lincoln iShares® Global Growth Allocation Fund (the “Fund”) is to seek long-term capital appreciation. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class
Management Fee	0.25%
Distribution and/or Service (12b-1) fees	0.00%
Other Expenses[1]	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.09%
Total Annual Fund Operating Expenses (including AFFE)	0.41%
Less Fee Waiver[2]	(0.12)%
Total Annual Fund Operating Expenses (After Fee Waiver)	0.29%

[1]	Other expenses and AFFE are based on estimates for the current fiscal year.

[2]	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees or the adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years
Standard Class	$30	$120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate has been provided.

Lincoln iShares® Global Growth Allocation Fund	1

Principal Investment Strategies

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in Exchange Traded Funds (“underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs. The underlying ETFs, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The Fund’s underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

Under normal circumstances, approximately 70% of the Fund’s underlying ETF assets will be invested primarily in equity securities (stocks) and approximately 30% of the Fund’s underlying ETF assets will be invested primarily in fixed income securities (bonds).

In general, the Fund invests in three different kinds of underlying ETFs: those that invest primarily in equity securities or certain other instruments described below (referred to as “equity funds”), those that invest primarily in fixed-income securities (referred to as “fixed-income funds”), and those that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as “multi-asset funds”). Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. The Fund currently expects to allocate up to 50% of the Fund’s assets to investments outside the United States. The Fund’s investments outside the United States may include emerging markets.

Variations in the target asset allocation between equity and fixed-income securities, through investments in underlying ETFs, are permitted within a certain range. Therefore, based on a target equity/fixed-income allocation of 70%/30%, the Fund may have an equity/fixed-income allocation that ranges from 60%/40% to 75%/25%. Although variations beyond the these ranges are generally not permitted, the sub-adviser may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions, including foreign currency forward contracts (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). Reverse repurchase agreements may constitute borrowing. The Fund may use derivatives as a substitute for taking a position in an underlying ETF and such derivative exposure shall be included in the Fund’s equity or fixed-income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

Additional Information About Investment Strategies

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

Principal Risks

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.

•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

2	Lincoln iShares® Global Growth Allocation Fund

•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.

•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.

•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).

•	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.

•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.

•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.

•	Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from

Lincoln iShares® Global Growth Allocation Fund	3

favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.

•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance

The Fund is expected to commence operations on or about February 1, 2017. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Investment Adviser and Sub-Advisers

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers

Portfolio Managers	Company Title	Experience with Fund
Michael Gates, CFA	Director	Since 2017

Purchase and Sale of Fund Shares

Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.

Tax Information

Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

4	Lincoln iShares® Global Growth Allocation Fund

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is to seek long-term capital appreciation. Current income is also a consideration. The objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in Exchange Traded Funds (“underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs. The underlying ETFs, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The Fund’s underlying ETF strategy is sub-advised by BlackRock.

Under normal circumstances, approximately 70% of the Fund’s underlying ETF assets will be invested primarily in equity securities (stocks) and approximately 30% of the Fund’s underlying ETF assets will be invested primarily in fixed income securities (bonds).

In general, the Fund invests in three different kinds of underlying ETFs: those that invest primarily in equity securities or certain other instruments described below (referred to as “equity funds”), those that invest primarily in fixed-income securities (referred to as “fixed-income funds”), and those that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as “multi-asset funds”). Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. The Fund currently expects to allocate up to 50% of the Fund’s assets to investments outside the United States. The Fund’s investments outside the United States may include emerging markets.

Variations in the target asset allocation between equity and fixed-income securities, through investments in underlying ETFs, are permitted within a certain range. Therefore, based on a target equity/fixed-income allocation of 70%/30%, the Fund may have an equity/fixed-income allocation that ranges from 60%/40% to 75%/25%. Although variations beyond the these ranges are generally not permitted, the sub-adviser may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions, including foreign currency forward contracts (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). Reverse repurchase agreements may constitute borrowing. The Fund may use derivatives as a substitute for taking a position in an underlying ETF and such derivative exposure shall be included in the Fund’s equity or fixed-income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The sub-adviser regularly monitors the asset allocations of the Fund to ensure that it adheres over time to the target asset allocations. The asset allocation target listed for the Fund is a general, long-term target. On a regular basis, the portfolio managers assess market conditions, review the Fund’s asset allocation, and determine whether any changes are required. The sub-adviser may periodically adjust the asset allocations in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited relative to the target asset allocation. The Fund’s portfolio will be rebalanced on a semi-annual basis within 5% of the Fund’s target asset allocation as set out above. In between semi-annual rebalancings, the Fund’s portfolio may be brought closer to its target asset allocation either through the direction of daily cash flows to suitable underlying ETFs or by interim rebalancings, as determined by the portfolio managers.

Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are companies believed to be undervalued with long-term capital appreciation potential.

Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgages, and other assets and securities that are rated Baa by Moody’s Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the underlying ETFs’ investment adviser. Below investment grade bonds include high yield securities (junk bonds) and are rated to be of lower credit quality than investment grade bonds.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Emerging market stocks are issued by companies from an emerging country that may have an unstable government, an economy based on only a few industries and/or securities markets that may have limited liquidity.

Additional Information About Investment Strategies

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

Principal Risks

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.

Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the

S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.

Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.

A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and other non-cleared swap agreements involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Currently, some, but not all, swap transactions are subject to central clearing. Swap transactions that are not centrally cleared are less liquid investments than exchange-traded instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.

Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing.

Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities, including of bankruptcy or insolvency. These risks may be heightened during volatile markets. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.

Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect or negative correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.

There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Management and Organization

The Fund’s business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.

Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.

The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level. Additionally, LIA may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LIA from its management fee.

A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser                 LIA (advisory fee is 0.25% of the Fund’s average net assets).

Sub-Adviser         BlackRock Investment Management, LLC (“BlackRock”), 1 University Square Drive, Princeton, NJ 08540-6455. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $5.1 trillion in assets under management as of September 30, 2016. BlackRock, Inc. is an affiliate of PNC Financial Services Group, Inc.

Portfolio Managers

Michael Gates, CFA is responsible for the day-to-day management of the Fund’s assets.

Michael Gates, CFA, Director, is head of Model Portfolio Solutions Americas within BlackRock’s Multi-Asset Strategies group and the lead portfolio manager for the Target-Allocation Funds. He and his team also manage a series of outcome-oriented, active and total return asset allocation strategies for retail advisors and managed account investors. Mr. Gates’ service with BlackRock dates back to 2009, where he served as part of the Multi-Asset Strategies group, as well as BlackRock’s Global Trading group. Prior to 2009, Mr. Gates worked for Barclays Global Investors (BGI), which merged with BlackRock in 2009, in a variety of research roles, focused on fixed income and alternative investment strategies. Previously Mr. Gates worked as an analyst responsible for equity risk models at Barra. Mr. Gates earned his MS in Economics from the University of California, Davis, and a BS, with honors, from the University of California, Davis.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory and sub-advisory contracts will be available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2017.

Pricing of Fund Shares

The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.

A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”

In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund’s Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.

Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.

Purchase and Sale of Fund Shares

Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.

The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund’s portfolio, and increase the Fund’s brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).

To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.

The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.

The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund’s shares. The agreements generally require such insurance company to (i) provide, upon the Fund’s request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.

The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund’s ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.

The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the Fund’s disclosure of portfolio securities is available in the Fund’s SAI.

Share Classes and Distribution Arrangements

The Fund offers Standard Class shares.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”) (the Fund’s principal underwriter), and/or the Fund’s sub-advisers or underlying funds, if any, or their affiliates, may pay compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund’s NAV, or the price of its shares, as such payments are not made from Fund assets.

For more information, please see the SAI.

Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The Fund is newly organized, and as a result, there are no financial highlights available.

General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund’s Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.

You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2016, as amended February 1, 2017, into its prospectus. The Fund will provide a free copy of its SAI upon request.

You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.

The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund’s SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC File No: 811-08090